Secured Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate maturities of secured debt
2012	$ 306,811
2013	124,500
2014	109,279
2015	205,213
2016	143,882
Thereafter	1,001,868
Total	1,891,553	1,732,570
Mortgage Notes [Member] | Fixed Rate Debt [Member]
Aggregate maturities of secured debt
2012	65,480
2013	23,378
2014	81,101
2015	201,691
2016	140,180
Thereafter	78,378
Total	590,208
Mortgage Notes [Member] | Variable Rate Debt [Member]
Aggregate maturities of secured debt
2012	64,345
2013	62,490
2014	24,850
2015	0
2016	0
Thereafter	0
Total	151,685
Tax-Exempt Notes Payable [Member] | Variable Rate Debt [Member]
Aggregate maturities of secured debt
2012	0
2013	0
2014	0
2015	0
2016	0
Thereafter	94,700
Total	94,700
Credit Facilities [Member] | Fixed Rate Debt [Member]
Aggregate maturities of secured debt
2012	77,944
2013	38,632
2014	3,328
2015	3,522
2016	3,702
Thereafter	617,381
Total	744,509
Credit Facilities [Member] | Variable Rate Debt [Member]
Aggregate maturities of secured debt
2012	99,042
2013	0
2014	0
2015	0
2016	0
Thereafter	211,409
Total	$ 310,451